UNAUDITED QUARTERLY RESULTS (Tables)	12 Months Ended
Feb. 02, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Quarterly financial results
The following tables present selected unaudited consolidated statements of income (loss) for each quarter of Fiscal 2018 and Fiscal 2017. Unaudited quarterly results presented in the tables below have been recast to reflect the adoption of the amended guidance on the recognition of revenue from contracts with customers.

	Fiscal 2018
	Q1	Q2	Q3	Q4
	(in millions, except per share data)
Net revenue	$18,000	$19,521	$19,556	$21,963
Gross margin	$4,457	$4,968	$5,220	$5,892

Net income (loss) from continuing operations attributable to Class V Common Stock	$125	$204	$198	$(196)
Net income (loss) from continuing operations attributable to DHI Group	(1,296)	(936)	(1,044)	96
Net loss from continuing operations attributable to Dell Technologies Inc.	(1,171)	(732)	(846)	(100)
Income (loss) from discontinued operations, net of income taxes	—	—	—	—
Net loss attributable to Dell Technologies Inc.	$(1,171)	$(732)	$(846)	$(100)

Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - Class V Common Stock - basic	$0.60	$1.00	$0.98	$(0.98)
Continuing operations - DHI Group - basic	$(2.29)	$(1.65)	$(1.84)	$0.17
Discontinued operations - DHI Group - basic	$—	$—	$—	$—
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - Class V Common Stock - diluted	$0.59	$1.00	$0.96	$(0.98)
Continuing operations - DHI Group - diluted	$(2.29)	$(1.66)	$(1.84)	$0.16
Discontinued operations - DHI Group - diluted	$—	$—	$—	$—

	Fiscal 2017
	Q1	Q2	Q3	Q4
	(in millions, except per share data)
Net revenue	$12,228	$13,171	$16,473	$20,292
Gross margin	$2,237	$2,329	$4,251	$4,832

Net income from continuing operations attributable to Class V Common Stock	$—	$—	$170	$126
Net loss from continuing operations attributable to DHI Group	(391)	(264)	(1,470)	(1,254)
Net loss from continuing operations attributable to Dell Technologies Inc.	(391)	(264)	(1,300)	(1,128)
Income (loss) from discontinued operations, net of income taxes	477	838	(442)	1,043
Net income (loss) attributable to Dell Technologies Inc.	$86	$574	$(1,742)	$(85)

Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - Class V Common Stock - basic	$—	$—	$0.77	$0.59
Continuing operations - DHI Group - basic	$(0.97)	$(0.65)	$(2.96)	$(2.22)
Discontinued operations - DHI Group - basic	$1.18	$2.07	$(0.89)	$1.84
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - Class V Common Stock - diluted	$—	$—	$0.76	$0.58
Continuing operations - DHI Group - diluted	$(0.97)	$(0.65)	$(2.96)	$(2.22)
Discontinued operations - DHI Group - diluted	$1.18	$2.07	$(0.89)	$1.84